Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended
	Feb. 09, 2023	Dec. 21, 2022	Jun. 30, 2023	Jun. 30, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 14, 2023	Oct. 03, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Common stock par value				$ 0.0001		$ 0.0001			$ 0.0001
Aggregate principal amount							$ 3,500,000
Due to related party				$ 324,717		$ 149,841			$ 3,017
7GC & Co. Holdings LLC [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share		$ 10.00
Convertible notes					$ 2,540,092
Loans payable current						2,540,091
7GC & Co. Holdings LLC [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share								$ 10.00
Aggregate principal amount								$ 500,000
Debt instrument, interest rate								0.00%
Sponsor Member | 7GC & Co. Holdings LLC [Member]
Related Party Transaction [Line Items]
Due to related party						$ 67,118
Sponsor Member | 7GC & Co. Holdings LLC [Member] | Working Capital Drawdowns And Extension Drawdowns Member
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 2,300,000
Common stock par value		$ 0.0001
Proceeds from related party debt		$ 1,100,000
Sponsor Member | 7GC & Co. Holdings LLC [Member] | Working Capital Drawdowns [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		500,000
Proceeds from related party debt	$ 177,500	900,000	$ 122,500
Outstanding principal amount			500,000
Sponsor Member | 7GC & Co. Holdings LLC [Member] | Extension Drawdowns [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		1,800,000
Proceeds from related party debt		$ 200,000	900,000
Outstanding principal amount			$ 1,800,000